Expense Example {- Franklin Equity Portfolio Fund} - Franklin Portfolio Fund -03 - Franklin Equity Portfolio Fund - Franklin Equity Portfolio Fund	Aug. 01, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	2,527
5 years	4,630
10 years	$ 8,605